Taxation - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 3,753	$ 3,383
Foreign	(40)	(41)
Current income tax expense (benefit)	3,713	3,342
Deferred:
Federal	3,038	1,478
Foreign	0	0
Deferred income tax expense (benefit)	3,038	1,478
Total	$ 6,751	$ 4,820